Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 4 — Fair Value Measurements

The carrying amount of assets and liabilities including cash, cash equivalents, and restricted cash, accounts receivable and accounts payable approximated their fair value as of September 30, 2021, and December 31, 2020, due to the relative short maturity of these instruments.

Long-term Debt

Our debt is not actively traded and the fair value estimate is based on discounted estimated future cash flows or a fair value in-exchange assumption, which are significant unobservable inputs in the fair value hierarchy. Our convertible notes payable include the probability of a liquidity event. As such, these estimates are classified as Level 3 in the fair value hierarchy.

The following table summarizes our instruments where fair value differs from carrying value:

(in thousands USD)	Fair Value Hierarchy Level	September 30, 2021		December 31, 2020
		Carry Amount	Fair Value	Carry Amount	Fair Value
Bank credit agreement	Level3	$65,871	$67,621	$93,388	$92,363
Convertible notes payable	Level3	—	—	32,930	43,303

The above table excludes our revolving credit facility, subordinated promissory note payable and subordinated zero-coupon loan as these balances approximate fair value due to the short-term nature of our borrowings. The above table also excludes our Paycheck Protection Program loans (“PPP loans”) as the carrying value of the Company’s PPP loans approximates fair value based on the current yield for debt instruments with similar terms. During the third quarter of 2021, the Company’s convertible notes payable were converted into shares of the Company Class A common stock. Refer to Note 3, Recapitalization and Note 8, Long-term Debt, for additional information.

Embedded Derivative Liabilities

In connection with the issuance of redeemable convertible preferred stock, the Company bifurcated embedded derivatives associated with redemption and conversion features. Embedded derivative liabilities are carried at fair value and classified as Level 3 in the fair value hierarchy. The Company determined the fair values of the bifurcated embedded derivatives by using a scenario-based analysis that estimated the fair value of each embedded derivative based on a probability-weighted present value of all possible outcomes related to the features.

The significant unobservable inputs used in the fair value of the Company’s embedded derivative liabilities include the probabilities of the Company’s change in control or qualified financing events, the period in which the outcomes are expected to be achieved and the discount rate. As a result of the Business Combination, the Company settled its embedded derivative liabilities and wrote off the remaining fair value during the third quarter of 2021.

(in thousands USD)	Redemption & Conversion Feature
Opening balance, December 31, 2020	$—
Recognition of embedded derivative liabilities	4,406
Change in fair value	(4,406)
Ending balance, September 30, 2021	—

Contingent Purchase Price

The Company carries its obligations for contingent purchase price at fair value. The Company recorded the acquisition-date fair value of these contingent liabilities based on the likelihood of contingent earn-out payments and stock issuances based on the underlying agreement terms. The earn-out payments and value of stock issuances are subsequently remeasured to fair value each reporting date using an income approach that is determined based on the present value of future cash flows using internal models. This estimate is classified as Level 3 in the fair value hierarchy. The significant unobservable inputs used in the fair value of the Company’s obligation for contingent purchase price are the discount rate, growth assumptions, and earnings thresholds. As of September 30, 2021, the fair value of the contingent liability used a discount rate of 13.5%. For all significant unobservable inputs used in the fair value measurement of the Level 3 liabilities, a change in one of the inputs would not necessarily result in a directionally similar change in the other inputs. Significant increases (decreases) in the discount rate would have resulted in a lower (higher) fair value measurement. Significant increases (decreases) in the forecasted financial information would have resulted in a higher (lower) fair value measurement.

The following table provides a roll-forward of the obligations for contingent purchase price:

(in thousands USD)	Contingent Purchase Price
Opening balance, December 31, 2020	$10,304
Cash payments	—
Change in fair value	(2,200)
Accrued interest on the contingent consideration	552
Effect of exchange rate fluctuations	(48)
Ending balance, September 30, 2021	8,608
Less: Current portion	8,608
Obligation for contingent purchase price, net of current portion	$—

Warrant Liability

As of September 30, 2021, the Company has private placement warrants, which are liability classified, as discussed in Note 14, Warrants. The Company’s private placement warrants are classified as Level 3 of the fair value hierarchy due to use of significant inputs that are unobservable in the market. Private placement warrants are fair valued using the Black-Scholes model, which required a risk-free rate assumption based upon constant-maturity treasury yields. Other significant inputs and assumptions in the model are the stock price, exercise price, volatility, and term or maturity. The volatility input was determined using the historical volatility of comparable publicly traded companies which operate in a similar industry or compete directly against the Company.

The following table presents the changes in the fair value of private warrant liability at September 30, 2021:

(in thousands USD)	Private Placement Warrants
Beginning balance, January 1	$—
Assumed in business combination	6,831
Change in valuation inputs and other assumptions	(759)
Ending balance, September 30, 2021	$6,072

Note 4 — Fair value measurements

The carrying amount of assets and liabilities including cash and cash equivalents, accounts receivable and accounts payable approximated their fair value as of December 31, 2020, and December 31, 2019, due to the relative short maturity of these instruments.

Our debt is not actively traded and the fair value estimate is based on discounted estimated future cash flows or a fair value in-exchange assumption, which are significant unobservable inputs in the fair value hierarchy. Our convertible notes payable include the probability of a liquidity event. As such, these estimates are classified as Level 3 in the fair value hierarchy. The following table summarizes our debt instruments where fair value differs from carrying value:

	Fair Value Hierarchy Level	December 31, 2020		December 31, 2019
(in thousands USD)		Carry Amount	Fair Value	Carry Amount	Fair Value
Bank credit agreement	Level 3	$93,388	$92,363	$95,816	$95,816
Convertible notes payable	Level 3	$32,930	$43,303	$25,000	$25,000

The above table excludes our revolving credit facility as these balances approximate fair value due to the short-term nature of our borrowings. The above table also excludes our PPP loans as the carrying value of the Company’s PPP loans approximates fair value based on the current yield for debt instruments with similar terms.

The Company carries its obligations for contingent purchase price at fair value. The Company recorded the acquisition-date fair value of these contingent liabilities based on the likelihood of contingent earn-out payments and stock issuances based on the underlying agreement terms. The earn-out payments and value of stock issuances are subsequently remeasured to fair value each reporting date using an income approach that is determined based on the present value of future cash flows using internal models. This estimate is classified as Level 3 in the fair value hierarchy. The significant unobservable inputs used in the fair value of the Company’s obligation for contingent purchase price are the discount rate, growth assumptions, and earnings thresholds. As of December 31, 2020, the fair value of the contingent liability used a discount rate of 13.5%. For all significant unobservable inputs used in the fair value measurement of the Level 3 liabilities, a change in one of the inputs would not necessarily result in a directionally similar change in the other inputs. Significant increases (decreases) in the discount rate would have resulted in a lower (higher) fair value measurement. Significant increases (decreases) in the forecasted financial information would have resulted in a higher (lower) fair value measurement.

The following table provides a roll-forward of the obligations for contingent purchase price:

(in thousands USD)	2020	2019
Opening balance	$22,621	$34,982
Contingent consideration payable in connection with acquisition	—	11,200
Cash payments	(4,314)	(14,360)
Equity-based payments	—	(12,696)
Contingent consideration derecognized in connection with divesture of a business	(1,413)	—
Change in fair value	(6,600)	2,349
Accrued interest on the contingent consideration	360	—
Effect of exchange rate fluctuations	(350)	1,146
Ending balance	10,304	22,621
Less: Current portion	8,104	10,066
Obligation for contingent purchase price, net of current portion	$2,200	$12,555